Long-term Debt	12 Months Ended
Dec. 31, 2016
Long-term Debt [Abstract]
Long-term Debt
13.      Long-term Debt:

The amounts of the Company's long term indebtedness in the accompanying consolidated balance sheets are analyzed as follows:

		December 31,
		2016	2015
(a)	Serifos, Kithnos, Santorini, Paros, Naxos	$15,520	$17,780
(b)	Milos, Amorgos, Kimolos, Syros, Mykonos	8,620	11,420
(c)	Eton, Benmore and Ingram	14,555	16,043
(d)	Tasman and Santon	8,705	9,929
(e)	Kerkyra, Ithaki, Kefalonia, Paxoi, Zakynthos, Lefkas, Kythira	39,090	42,518
(f)	Andros, Dilos, Ios, Sifnos, Tinos	16,854	21,128
(g)	Kassos, Tilos, Halki, Symi	21,663	23,627
(h)	Aegean III, VIII	-	341
(i)	Aegean Barges	679	977
(j)	Seatra	3,685	4,233
(k)	Overdraft facility under senior secured credit facility dated 3/21/2014	3,230	3,786
(l)	Senior convertible notes due 2018	87,923	120,569
(m)	Senior convertible notes due 2021	130,342	-
(n)	Trade credit facility dated 9/16/2016	75,000	75,000
(o)	Term loan facility agreement dated 10/7/2015	112,324	119,812
(p)	Secured term loan dated 3/21/2016	7,042	-
Less:	Deferred financing costs	(8,960)	(6,645)
Total		536,272	460,518
Less: Current portion		(33,495)	(26,398)
Long-term portion		$502,777	$434,120

The above debt agreements, apart from the senior convertible notes, are secured by assets of the Company.

(a)      On August 30, 2005, the Company's subsidiaries, Serifos, Kithnos, Santorini, Paros and Naxos, as co-borrowers, jointly and severally entered into a syndicated secured term loan with an international bank for an amount of $35,500 to partially finance the construction costs of vessels Serifos, Kithnos, Santorini, Paros, Naxos, respectively (five tranches of $7,100 each).

The loan bears interest at LIBOR plus 1.55% from January 1, 2011. During the years ended December 31, 2016, 2015 and 2014, the weighted average interest rate (including the margin) was 2.23%, 1.84% and 1.78%, respectively, while at December 31, 2016 and 2015, the interest rate (including the margin) was 2.48% and 1.96%, respectively.

The loan agreement contains financial covenants requiring the Company to ensure that book net worth (total stockholder's equity attributable to AMPNI) ("book net worth") shall not be less than $410,000; that the ratio of total liabilities to total assets shall not exceed 0.75-to-one; that the current ratio shall not be less than 1.15-to-one and that the liquidity ratio (cash and cash equivalents and trade receivables to total current liabilities) ("liquidity ratio") shall be higher than 0.50-to-one.

 (b)      On December 19, 2006, the Company's subsidiaries, Milos, Amorgos, Kimolos, Syros and Mykonos, as co-borrowers, jointly and severally entered into a term loan with an international bank for an amount of $33,400 to partially finance the construction costs of vessels Milos, Amorgos, Kimolos, Syros, Mykonos, respectively (five tranches of $6,680 each).

The loan bears interest at LIBOR plus 1.15% plus additional compliance costs. During the years ended December 31, 2016, 2015 and 2014, the weighted average interest rate (including the margin) was 1.65%, 1.36% and 1.33%, respectively, while at December 31, 2016 and 2015, the interest rate (including the margin) was 1.94% and 1.54%, respectively.

The loan agreement contains financial covenants requiring the Company to ensure that market value adjusted net worth shall not be less than $410,000; that minimum liquidity shall not be less than $30,000 held with the lender at the end of each month with average minimum daily free liquidity of $15,000; that the ratio of total liabilities to total assets shall not exceed 0.70-to-one and that the minimum security cover ratio shall not be less than 125%. Under the agreement the Company is also required to maintain a minimum coverage ratio of 1.60-to-one and current ratio of at least the minimum of 1.15-to-one.

 (c)      On October 25, 2006, the Company's subsidiaries, Eton, Benmore and Ingram, as co-borrowers, jointly and severally entered into a syndicated secured term loan with an international bank for an amount of $26,250 to partially finance the construction costs of vessels Patmos, Nisyros, Karpathos (three tranches of $8,750 each).

The loan bears interest at LIBOR plus 1.30%. During the years ended December 31, 2016, 2015 and 2014, the weighted average interest rate (including the margin) was 1.97%, 1.59% and 1.54%, respectively, while at December 31, 2016 and 2015, the interest rate (including the margin) was 2.27% and 1.83%, respectively.

The loan agreement contains financial covenants requiring the Company, as guarantor, to ensure that book net worth shall not be less than $410,000; that the ratio of total liabilities to total assets shall not exceed 0.75-to-one; that the current ratio shall not be less than 1.15-to-one; that the liquidity ratio shall be higher than 0.50-to-one and that the minimum security cover ratio shall not be less than 125%.

(d)      On October 27, 2006, the Company's subsidiaries, Tasman and Santon, as co-borrowers, jointly and severally entered into a collateralized term loan with a Greek bank for an amount of $17,600 to partially finance the construction costs of vessels Kalymnos and Leros (two tranches of $8,800 each).

The loan agreement contains financial covenants requiring that the minimum security cover ratio shall not be less than 125%.

The loan bears interest at LIBOR plus 1.15% on the principal amount repayable in quarterly installments (for each tranche: $6,160) and at LIBOR plus 1.25% on the principal amount repayable in a balloon payment (for each tranche: $2,640). During the years ended December 31, 2016, 2015 and 2014, the weighted average interest rate (including the margin) was 1.87%, 1.45% and 1.39%, respectively, while at December 31, 2016 and 2015, the interest rate (including the margin) was 2.12% and 1.62%, respectively.

(e)      On October 30, 2006, the Company's subsidiaries, Kerkyra, Ithaki, Kefalonia, Paxoi, Zakynthos, Lefkas and Kythira, as co-borrowers, jointly and severally entered into a syndicated secured term loan with an international bank for an amount of $64,750 to partially finance the construction costs of vessels Kerkyra, Ithaki, Kefalonia, Paxoi, Zakynthos, Lefkas and Kythira (seven tranches of $9,250 each).

The loan bears interest at LIBOR plus 1.30%. During the years ended December 31, 2016, 2015 and 2014, the weighted average interest rate (including the margin) was 1.97%, 1.59% and 1.53%, respectively, while at December 31, 2016 and 2015, the interest rate (including the margin) was 2.25% and 1.76%, respectively.

The loan agreement contains financial covenants requiring the Company, as guarantor, to ensure that book net worth shall not be less than $410,000; that the ratio of total liabilities to total assets shall not exceed 0.75-to-one; that the current ratio shall not be less than 1.15-to-one; that the liquidity ratio shall be higher than 0.50-to-one and that the minimum security cover ratio shall not be less than 130%.

(f)      On July 5, 2007, the Company's subsidiaries, Andros, Dilos, Ios, Sifnos and Tinos, as co-borrowers, jointly and severally entered into a syndicated collateralized term loan with an international bank for an amount of $37,560 to partially finance the construction costs of vessels Andros, Dilos, Ios, Anafi and Sikinos (five tranches of $7,512 each).

On September 12, 2008, the Company amended the collateralized term loan which had entered into on July 5, 2007, and increased the loan to an amount of $43,160, available in five tranches of $8,632 each. Each tranche is repayable in 40 consecutive quarterly installments of $216 each. The first installment of each tranche is repayable three months after the date of drawdown of the final advance.

The loan bears interest at LIBOR plus 1.00% for the Andros, Dilos and Ios tranches, and at LIBOR plus 2% for the Sifnos and Tinos tranches. The loan is collateralized by a first priority mortgage over each of the vessels.

During the years ended December 31, 2016, 2015 and 2014, the weighted average interest rate (including the margin) was 2.09%, 1.72% and 1.67%, respectively, while at December 31, 2016 and 2015, the interest rate (including the margin) was 2.33% and 1.81%, respectively.

The loan agreement contains financial covenants requiring the Company, as guarantor, to ensure that market value adjusted net worth shall not be less than $410,000; that minimum liquidity shall not be less than $30,000 held with the lender at the end of each month with average minimum daily free liquidity of $15,000; that the ratio of total liabilities to total assets shall not exceed 0.70-to-one and that the minimum security cover ratio shall not be less than 120%. Under the agreement the Company is also required to maintain a minimum coverage ratio of 1.6-to-one and current ratio of at least the minimum of 1.15-to-one.

(g)      On April 24, 2008, the Company's subsidiaries, Kassos, Tilos, Halki and Symi, as co-borrowers, jointly and severally entered into a syndicated collateralized term loan with an international bank for an amount of $38,800 to partially finance the construction costs of the vessels Kassos, Tilos, Halki and Symi (four tranches of $9,700 each).

The loan bears interest at LIBOR plus 1.40%, and is collateralized by the first priority mortgage on the four vessels. During the years ended December 31, 2016, 2015 and 2014, the weighted average interest rate (including the margin) was 2.08%, 1.68% and 1.64%, respectively, while at December 31, 2016 and 2015, the interest rate (including the margin) was 2.40% and 2.01%, respectively.

The loan agreement contains financial covenants requiring the Company, as guarantor, to ensure that book net worth shall not be less than $410,000; that the ratio of total liabilities to total assets shall not exceed 0.75-to-one; that the current ratio shall not be less than 1.15-to-one; that the liquidity ratio shall be higher than 0.50-to-one and that the minimum security cover ratio shall not be less than 130%.

 (h)      On July 8, 2008, the Company entered into a collateralized term loan facility with a Greek bank for an amount of $15,000. The facility is collateralized by a first priority mortgage over the vessels, Aegean III and Aegean VIII and bore interest at LIBOR plus 1.25%.

On June 29, 2012 and thereafter on July 11, 2013, the company signed a supplemental agreement, to extend the quarterly repayments until January 8, 2016, amending the interest rate to LIBOR plus 5.25%. The loan was repaid on January 8, 2016.

During the years ended December 31, 2016, 2015 and 2014, the weighted average interest rate (including the margin) was 5.57%, 5.60% and 5.53%, respectively, while at December 31, 2015, the interest rate (including the margin) was  5.57%.

 (i)      On April 1, 2010, the Company, through the Aegean NWE business acquisition, assumed a loan agreement of an amount of €3,740,000 with a Belgian bank dated on March 22, 2004 to finance the construction of its vessel Texas. The loan bears interest at 4.36%.The loan was renewed on April, 01, 2014 and is renewable every five years.

 (j)      On April 1, 2010, the Company assumed a loan agreement with an international bank that was entered into, on October 6, 2009, by its acquired entity Aegean NWE and a third-party. The purpose of this roll over credit facility for an amount of €5,680,000 is to finance the new building Montana and bears interest at EURIBOR plus 1.26%. The credit facility is repayable in quarterly installments of approximately €95,000.

(k)      On March 21, 2014, the Company's subsidiary, Aegean Barges NV signed a roll over loan agreement with a bank for the purpose of financing its new secondhand vessel New Jersey for an amount of $4,455 and bears interest at LIBOR plus 2.80%. The credit facility is repayable in forty quarterly installments. During the years ended December 31, 2016, 2015 and 2014, the weighted average interest rate (including the margin) was 2.96%, 3.08% and 3.03%, respectively, while at December 31, 2016 and 2015, the interest rate (including the margin) was 3.13% and 3.13%, respectively.
(l)      On October 23, 2013 the Company issued $75,000 aggregate principal amount of 4% Convertible Unsecured Senior Notes ("2013 Notes"), which are due November 1, 2018. The full overallotment option granted was exercised and an additional $11,250 2013 Notes were purchased by the underwriters. Accordingly, $86,250 in aggregate principal amount of 2013 Notes was sold, resulting in aggregate net proceeds of approximately $83,447 after the underwriters' commissions.

The holders may convert their 2013 Notes to common stock at any time on or after May 1, 2018, but prior to maturity. However, holders may also convert their 2013 Notes prior to May 1, 2018, under the following circumstances: (1) if the closing price of the common stock reaches and remains at or above 130% of the conversion price of $14.23 per share of common stock, or 70.2679 shares of common stock per $1,000 aggregate principal amount of 2013 Notes, in effect on that last trading day, for at least 20 trading days in the period of 30 consecutive trading days ending on the last trading day of the calendar quarter immediately preceding the calendar quarter in which the conversion occurs; (2) during the five consecutive trading-day period after any five consecutive trading-day period in which the trading price per $1,000 principal amount of the 2013 Notes for each day of that period was less than 98% of the closing price of the Company's common stock multiplied by then applicable conversion rate; or (3) if specified distributions to holders of the Company's common stock are made or specified corporate events occur.

Since the 2013 Notes contain a cash settlement option upon conversion at the option of the issuer, the Company has bifurcated, at the issuance date, the $86,250 principal amount of the 2013 Notes into liability and equity components of $72,696 and $13,554, respectively, by first determining the carrying amount of the liability component of the 2013 Notes by measuring the fair value of a similar liability that does not have an associated equity component. The equity component was calculated by deducting the fair value of the liability component from the total proceeds received at issuance.

       On January 16, 2015, the Company issued $48,300 aggregate principal amount of 4% Convertible Unsecured Senior Notes ("2015 Notes"), which are due November 1, 2018. The 2015 Notes bear the same conversion terms with the 4% Convertible Unsecured Senior Notes issued on October 23, 2013.

The 2015 Notes contain a cash settlement option upon conversion at the option of the issuer, the Company has bifurcated, at the issuance date, the $48,300 principal amount of the 2015 Notes and the premium received of $5,313 into liability and equity components of $41,076 and $12,537, respectively, by first determining the carrying amount of the liability component of the 2015 Notes by measuring the fair value of a similar liability that does not have an associated equity component. The equity component was calculated by deducting the fair value of the liability component from the total proceeds received at issuance. Net proceeds from the 2015 Notes amounted to $51,802 after the underwriters commissions.

On December 19, 2016, the Company repaid $40,000 of the 2013 Notes and the 2015 Notes (collectively “Senior convertible notes due 2018”), for a cash consideration of $44,200 using part of the proceeds from the 2016 Notes described below (m).

The Company's interest expense associated with the Senior convertible notes due 2018 is based on an effective interest rate of 9% and the difference from the interest payable upon the notes is amortized until the expiration of the notes and included under interest and finance cost in the accompanying consolidated statements of income (Note 19).

The total interest expense related to the Senior convertible notes due 2018 in the Company's consolidated financial statements statement of income for the years ended December 31, 2016, 2015 and 2014 amounted to $10,993, $10,131 and $6,148, respectively, of which $5,452, $3,669 and $2,698 are non-cash amortization of the discount on the liability component and of the transaction costs allocated to the liability component, $5,541, $6,462 and $3,450  are the contractual interest payable semi-annually at a coupon rate of 4% per year.

 (m)      On December 19, 2016, the Company issued $150,000 aggregate principal amount of 4.25% Convertible Unsecured Senior Notes ("2016 Notes"), which are due December 15, 2021.

The holders may convert their Notes at any time on or after June 15, 2021, but prior to maturity. However, holders may also convert their Notes prior to June 15, 2021, under the following circumstances: (1) if the closing price of the common stock reaches and remains at or above 130% of the conversion price of $14.95 per share of common stock, or 66.9120 shares of common stock per $1,000 aggregate principal amount of Notes, in effect on that last trading day, for at least 20 trading days in the period of 30 consecutive trading days ending on the last trading day of the calendar quarter immediately preceding the calendar quarter in which the conversion occurs; (2) during the five consecutive trading-day period after any five consecutive trading-day period in which the trading price per $1,000 principal amount of the Notes for each day of that period was less than 98% of the closing price of the Company's common stock multiplied by then applicable conversion rate; or (3) if specified distributions to holders of the Company's common stock are made or specified corporate events occur.

Since the 2016 Notes contain a cash settlement option upon conversion at the option of the issuer, the Company has bifurcated, at the issuance date, the $150,000 principal amount of the 2016 Notes into liability and equity components of $130,236 and $19,764, respectively, by first determining the carrying amount of the liability component of the 2016 Notes by measuring the fair value of a similar liability that does not have an associated equity component. The equity component was calculated by deducting the fair value of the liability component from the total proceeds received at issuance. Net proceeds from the 2016 Notes amounted to $145,125 after the underwriters' commissions.

The Company's interest expense associated with the 2016 Notes is based on an effective interest rate of 8.3% and the difference from the interest payable upon the notes is amortized until the expiration of the notes and included under interest and finance cost in the accompanying consolidated statements of income (Note 19).

The total interest expense related to the 2016 Notes in the Company's consolidated financial statements statement of income for the years ended December 31, 2016 amounted to $343, of which $130 are non-cash amortization of the discount on the liability component and of the transaction costs allocated to the liability component, and $213 are the contractual interest payable semi-annually at a coupon rate of 4.25% per year.

(n)      On September 16, 2016, Aegean Marine Petroleum S.A., Aegean Petroleum International Inc., Aegean NWE N.V. and Aegean Bunkering Germany BD&M, the Company's wholly-owned subsidiaries, renewed its $1 billion Secured Multicurrency Revolving Credit Facility with a syndicate of commercial lenders as described above. The facility is comprised of three tranches, consisting of Tranche A of $155,000 for a one year tenor, Tranche B of $75,000 for a two year tenor and Tranche C of $770,000 for an uncommitted tenor. Tranche B, classified in the long-term debt, bears interest at LIBOR, plus a margin of 2.5%.

(o)      On October 7, 2015, the Company's subsidiary, Aegean Oil Terminal Corporation, entered into a secured credit facility for an amount of AED 440,000,000. The loan bears interest at EIBOR plus a margin of 3.0% and an interest floor rate of 5.50%. The proceeds were used to repay the existing credit facility of the subsidiary and increase the working capital of the Company.

The facility contains financial covenants which require the Company, as guarantor, to maintain (i) minimum consolidated net working capital of not less than $125 million, (ii) consolidated net tangible net worth of not less than $410,000, (iii) a current ratio of at least 1.15-to-one, (iv) a consolidated solvency ratio of not more than 0.70-to-one, and (v) a consolidated interest cover ratio of at least 1.9-to-one. In addition, the facility contains financial covenants which require the Company's subsidiary, as borrower, to maintain (i) tangible net worth of not less than $100 million, (ii) a current ratio of at least 1.00-to-one, (iii) a gearing ratio of not more than 1.50-to-one, (iv) a debt service cover ratio of at least 1.25-to-one, (v) a loan to value ratio of not more than 0.64-to-one, and (vi) a leverage ratio of not more than 7.00-to-one for the period ending December 31, 2016, which will decrease to 6.00-to-one for each quarter in 2017, to 5.00-to-one for each quarter in 2018, and 4.00-to-one thereafter.

(p)      On March 22, 2016, the Company's subsidiary, Aegean Bunkering Services Inc., entered into a secured term loan for an amount of $13,000. The loan bears interest at LIBOR plus a margin of 4.5% and is repayable in twelve quarterly instalments, plus a balloon payment of $4,286. During the year ended December 31, 2016, the weighted average interest rate (including the margin) was 5.21%, while at December 31, 2016, the interest rate (including the margin) was 5.50%. The proceeds were used purchase Umnenga, a 66,895 dwt double hull bunkering tanker (Note 7) and to repay the existing credit facility of the subsidiary (Note 12).

      The loan agreement contains financial covenants requiring a minimum security cover ratio of 125%.

As at December 31, 2016, the Company was in compliance with all of its financial covenants contained in its credit facilities.

As of December 31, 2016, the outstanding vessel-financing loans are generally collateralized as follows:

First priority mortgages over the vessels;

Assignments of insurance and earnings of the mortgaged vessels.

The vessel-financing loan agreements contain ship finance covenants including restrictions as to changes in management and ownership of the vessels, additional indebtedness and mortgaging of vessels without the bank's prior consent as well as minimum requirements regarding the ratio of the market value of the relevant vessel to the outstanding loan amount and the ratio of the insured amount of the relevant vessel to the outstanding loan amount. In addition, the borrowing companies and/or their managers must maintain working capital accounts with the lending banks, as defined in the loan agreements. Furthermore, the vessel-owning subsidiary companies are not permitted to pay any dividends without the lenders' prior consent. As of December 31, 2016, most of the Company's vessels, having a total carrying value of $323,331, have been provided as collateral to secure the long-term debt discussed above.

Total interest incurred on long-term debt for the years ended December 31, 2016, 2015 and 2014 amounted to $17,224, $15,455 and $14,924, respectively, (Note 19) and is included in interest and finance costs in the accompanying consolidated statements of income. Accrued interest expense on long-term debt as of December 31, 2016 and 2015 amounted to $1,683 and $2,262, respectively, and is included in accrued and other current liabilities in the accompanying consolidated balance sheets.

The annual principal payments required to be made after December 31, 2016, are as follows:

Amount
2017	$33,495
2018	214,545
2019	78,418
2020	41,047
2021	169,866
Thereafter	34,146
Total principal payments	571,517
Less: Unamortized portion of notes' discount	(26,285)
Total long-term debt	$545,232